Employee Benefits (Details)	Jun. 30, 2010 shares	Jun. 21, 2006 shares	Mar. 31, 2015 item shares	Dec. 31, 2014 item shares	Jul. 14, 2014 shares	Dec. 31, 2013 shares	Dec. 31, 2012 shares
Stock Options
Options outstanding				362,500		362,500
Number of stock option plans frozen | item			3	3
Employee And Directors Time Based Options
Stock Options
Options outstanding				1,096,774		1,099,264	1,082,092
2014 Plan
Employee Benefits
Number of shares or units authorized for grants					1,273,838
2014 Plan | Employee And Directors Time Based Options
Stock Options
Options outstanding			31,000	11,000
2010 Option Plan | Employee And Directors Stock Options
Employee Benefits
Number of shares or units authorized for grants	2,239,906
Stock Options
Vesting period	4 years
2010 Option Plan | Employee And Directors Time Based Options
Stock Options
Options outstanding			422,447	425,996
2010 Option Plan | Employee And Directors Performance Options
Stock Options
Options outstanding			1,652,588	1,674,511
2006 Option Plan
Employee Benefits
Number of shares or units authorized for grants		450,000
Stock Options
Vesting period		4 years
Term of awards		10 years
2006 Option Plan | Employee And Directors Stock Options
Employee Benefits
Number of shares or units authorized for grants		450,000
Stock Options
Options outstanding			362,500
Vesting period		4 years
Redstone Option Plan
Stock Options
Options outstanding				297,278		306,444
Redstone Option Plan | Employee And Directors Stock Options
Stock Options
Options outstanding			297,278	297,278